Note 25 - Share-based Payments -Fair Value Measurement (Details) - RSU [member] - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current equity unit price valuation ($)		$ 7.75	$ 5.70
Expected Volatility (%) (1), (2)	[1],[2]	35.29%	37.44%
Risk free interest rate (%) (1)	[2]	2.43%	1.61%
Dividend Yield (%)		0.00%	0.00%
Duration of initial simulation period (years to longstop date) (Year)		4 years 266 days	4 years 200 days
Duration of second simulation period with postponed exercise (years) (Year)		3 years	3 years
Fair value at the measurement date ($)		$ 7.12	$ 4.50

[1]	Based on a defined peer group of companies considered comparable to the Group.
[2]	Specified value is 4 years (modelled on yearly basis)